COMMITMENTS AND CONTINGENCIES - Purchase commitment (Details) - purchase commitment related to vehicles, research and development services and other operating expenses $ in Thousands	Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Less than one year	$ 89,314
More than one year	11,798
Total	$ 101,112